GREGORY A. OLSON
Attorney

Phone (320) 656-4352
Fax (320) 656-4391






April 30, 1999


U.S. Securities and Exchange Commission
450 Fifth Street Northwest
Washington, D.C. 20549-1004


Attention: Filing Desk


RE:      Select*Life Variable Account
         (Select*Life II)
         SEC File No.   033-57244
         CIK No.   0000897899

Dear Sir or Madam:

In accordance with the provisions of Securities Act Rule 497(j) this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above-captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 10 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on April 9, 1999 and will become effective on April 30, 1999.

Sincerely,

Select*Life Variable Account



By:      /s/ Gregory A. Olson
         -----------------------------------------
         Gregory A. Olson
         Attorney